LEASES - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Operating Leases
2025	$ 4,458
2026	4,142
2027	2,323
2028	2,310
2029	2,336
2030 and thereafter	6,737
Total undiscounted lease payments	22,306
Imputed interest	4,420
Present value of lease liabilities	$ 17,886